Discontinued Operation of Elite English - Summary of Operating Results from Disposal of Elite English (Detail) (Elite English [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Elite English [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue from discontinued operation	$ 1,445	$ 18,523	$ 18,021
Gain (Loss) on discontinued operations, net of tax	$ (407)	$ (3,228)	$ 1,345